Assets Held For Sale	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Assets Held For Sale
ASSETS HELD FOR SALE
At December 31, 2019, the Company classified certain Saskatchewan gas infrastructure assets as held for sale. These assets were recorded at the lesser of their carrying value and recoverable amount, and have subsequently been disposed of in January 2020. See Note 32 - "Subsequent Events" for additional information.

($ millions)	PP&E (Note 8)	Decommissioning liability (Note 15)
Assets (liabilities) held for sale	195.0	(7.9)